Deferred tax - Dividend withholding tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Deferred tax
Dividend withholding tax rate	20.00%
Undistributed earnings at end of year subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	R 90,508	R 180,692
Maximum withholding tax payable by shareholders if distributed to individuals	R 18,102	R 36,138